Income Taxes - Components of Aon's deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss, capital loss, interest, and tax credit carryforwards	$ 440	$ 563
Employee benefit plans	373	351
Lease liabilities	247
Accrued interest	116	0
Other accrued expenses	68	98
Investment basis differences	28	28
Deferred revenue	24	29
Lease and service guarantees	3	5
Other	57	46
Total	1,356	1,120
Valuation allowance on deferred tax assets	(200)	(171)
Total	1,156	949
Deferred tax liabilities:
Intangibles and property, plant and equipment	(251)	(310)
Lease right-of-use asset	(219)
Deferred costs	(128)	(143)
Unremitted earnings	(28)	(30)
Unrealized foreign exchange gains	(26)	(26)
Other accrued expenses	(25)	(36)
Other	(33)	(24)
Total	(710)	(569)
Net deferred tax asset	$ 446	$ 380